Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Variable Interest Entity [Line Items]
Total assets	¥ 208,890,811	¥ 169,334,856
Maximum exposure	19,447,228	17,851,986
On-balance sheet assets, Total assets	15,857,141	14,592,351
On-balance sheet assets, Trading account assets	1,507,606	1,378,375
On-balance sheet assets, Investment securities	4,756,994	4,032,522
On-balance sheet assets, Loans	9,418,165	8,933,460
On-balance sheet assets, All other assets	174,376	247,994
On-balance sheet liabilities, Total liabilities	36,767	49,966
On-balance sheet liabilities, All other liabilities	36,767	49,966
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	31,417,028	29,011,749
Maximum exposure	6,192,648	5,721,627
On-balance sheet assets, Total assets	4,901,268	4,645,697
On-balance sheet assets, Trading account assets	284	620
On-balance sheet assets, Investment securities	1,591,198	1,541,591
On-balance sheet assets, Loans	3,309,786	3,103,486
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	52,638,790	45,090,381
Maximum exposure	2,061,803	1,776,366
On-balance sheet assets, Total assets	1,873,732	1,525,127
On-balance sheet assets, Trading account assets	456,304	213,722
On-balance sheet assets, Investment securities	1,115,847	891,062
On-balance sheet assets, Loans	293,763	413,855
On-balance sheet assets, All other assets	7,818	6,488
On-balance sheet liabilities, Total liabilities	551	17,919
On-balance sheet liabilities, All other liabilities	551	17,919
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	41,827,348	35,437,349
Maximum exposure	4,278,002	4,016,999
On-balance sheet assets, Total assets	3,326,807	3,193,621
On-balance sheet assets, Trading account assets	215,302	309,560
On-balance sheet assets, Investment securities	95,901	116,961
On-balance sheet assets, Loans	3,015,060	2,697,126
On-balance sheet assets, All other assets	544	69,974
On-balance sheet liabilities, Total liabilities	12,971	7,217
On-balance sheet liabilities, All other liabilities	12,971	7,217
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	11,133,879	10,212,933
Maximum exposure	2,973,296	2,576,619
On-balance sheet assets, Total assets	2,894,459	2,487,377
On-balance sheet assets, Trading account assets	705,482	759,591
On-balance sheet assets, Investment securities	1,896,859	1,421,716
On-balance sheet assets, Loans	225,887	236,852
On-balance sheet assets, All other assets	66,231	69,218
Others [Member]
Variable Interest Entity [Line Items]
Total assets	71,873,766	49,582,444
Maximum exposure	3,941,479	3,760,375
On-balance sheet assets, Total assets	2,860,875	2,740,529
On-balance sheet assets, Trading account assets	130,234	94,882
On-balance sheet assets, Investment securities	57,189	61,192
On-balance sheet assets, Loans	2,573,669	2,482,141
On-balance sheet assets, All other assets	99,783	102,314
On-balance sheet liabilities, Total liabilities	23,245	24,830
On-balance sheet liabilities, All other liabilities	¥ 23,245	¥ 24,830